SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation	$ (223,290)	$ (205,834)	$ (110,956)
Property and Equipment, Net	601,443	618,899	711,615
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Building and building improvements	224,733	224,733	222,571
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Building and building improvements	$ 600,000	$ 600,000	$ 600,000